Income Taxes	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Income Taxes [Text Block]

Note 9 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the year ended December 31, 2011 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the years ended December 31, 2011 and 2010 are as follows:

	For the year ended	For the year ended December
	December 31, 2011	31, 2010
	$	$
Net loss from operations	(100,394)	(66,056)
Statutory tax rate	15%	15%
Income tax recovery	(15,059)	(9,908)
Non-deductible item	1,097	451
Benefits not recognized	13,962	9,457
Income tax expense (recovery)	-	-

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2011	December 31, 2010
	$	$
Non-capital loss carry forwards	25,698	11,284
Valuation allowance	(25,698)	(11,284)
Deferred income tax assets	-	-

The valuation allowances for deferred tax assets as of December 31, 2011 and 2010 were $25,698 and $11,284, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2011, the Company has non-capital loss carry forwards totalling $171,317 available to reduce taxable income otherwise calculated in future years. These losses expire from 2029 to 2031.

Note 8 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the year ended December 31, 2010 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the year ended December 31, 2010 and for the period from November 16, 2009 to December 31, 2009 is as follows:

		For the period from
	For the year ended	November 16, 2009 to
	December 31, 2010	December 31, 2009
	$	$
Net loss from operations	(66,056)	(1,179)
Statutory tax rate	15%	15%
Income tax recovery	(9,908)	(177)
Non-deductible item	451	-
Benefits not recognized	9,457	177
Income tax expense (recovery)	-	-

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2010	December 31, 2009
	$	$
Non-capital loss carry forwards	11,284	177
Valuation allowance	(11,284)	(177)
Deferred income tax assets	-	-

The valuation allowances for deferred tax assets as of December 31, 2010 and 2009 were $11,284 and $177 respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2010, the Company has non-capital loss carry forwards totalling $75,227 available to reduce taxable income otherwise calculated in future years. These losses expire from 2029 to 2030.

Note 5 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the period from November 16, 2009 to December 31, 2009 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the period from November 16, 2009 to December 31, 2009 is as follows:

		For the period from
		November 16, 2009
		(inception) to
		December 31, 2009
	$
Net loss from operations		(3,163)
Statutory tax rate		15%
Income tax recovery		(475)
Unrecognized benefits of non-capital losses		475
Income tax expense		-

The significant components of deferred income tax assets (liabilities) are as follows:

		December 31, 2009
	$
Non-capital loss carry forwards		475
Valuation allowance		(475)
Deferred income tax asset		-

The valuation allowance for deferred tax assets as of December 31, 2009 was $475. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2009, the Company has non-capital loss carry forwards of $3,163 available to reduce taxable income otherwise calculated in future years. This loss expires in 2029.

Note 5 – Income Taxes

The Company is subject to income tax laws in the U.S. The Company incurred a net loss for the period from November 16, 2009 to December 31, 2009 and therefore did not incur income tax expense.

A reconciliation of the federal statutory income tax, at the statutory rate of 15% to the Company’s effective income tax rate, for the period from November 16, 2009 to December 31, 2009 is as follows:

		For the period from
		November 16,
		2009(inception) to
		December 31, 2009
	$
Net loss from operations		(1,179)
Statutory tax rate		15%
Income tax recovery		(177)
Unrecognized benefit for non-capital losses		177
Income tax expense		-

The significant components of future income tax assets (liabilities) are as follows:

		December 31, 2009
	$
Non-capital loss carry forwards		177
Valuation allowance		(177)
Deferred income tax asset		-

The valuation allowance for deferred tax assets as of December 31, 2009 was $177. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

As at December 31, 2009, the Company has non-capital loss carry forwards of $1,179 available to reduce taxable income otherwise calculated in future years. This loss expires in 2029.